Commitments (Details Narrative) - USD ($)	Feb. 01, 2018	Dec. 18, 2017	Jan. 01, 2017	Jan. 01, 2015	Dec. 31, 2014
Commitments Details
Company agreed to compensate to Employees plus bonus			$ 150,000	$ 125,000	$ 120,000
Company issued shares of Preferred Series A stock to Mr. Grisaffi under the terms of the agreement					2,000,000
Company agreed to compensate Mr. Shuman bonus obligations based on the profitability of the Company			$ 120,000
Company issued shares of common stock			10,000,000	1,000,000
Chief Commercialization Officer Salary per year		$ 140,000
Chief Commercialization Officer stock options		7,000,000
Chief Commercialization Officer bonus percentage		30.00%
Chief Financial Officer Salary per year	$ 140,000
Chief Operating Officer Salary per year	$ 120,000